NET FEE AND COMMISSION INCOME (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 76	£ 105
Transaction price allocated to remaining performance obligations	172	250
Current contract liabilities	18	54
Revenue from performance obligations satisfied or partially satisfied in previous periods	0	9
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 83	£ 120